PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 832,267	$ 821,737
Less: Accumulated depreciation	(147,984)	(128,569)
Construction in progress	11,174	34,571
Property plant and equipment Net	695,457	727,739
Building
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	741,700	723,882
Office Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	21,227	23,587
Motor Vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	1,243	1,503
Leasehold Improvement
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	17,366	22,034
Land
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 50,731	$ 50,731